Property and Equipment, Net (Tables)	12 Months Ended
May 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Buildings	141,477	156,324
Transportation equipment	8,618	9,936
Furniture and education equipment	88,671	128,670
Computer equipment and software	48,385	65,227
Leasehold improvements	216,848	349,953

	503,999	710,110
Less: accumulated depreciation	(243,035)	(275,940)
Exchange differences	7,182	(15,499)
Construction in progress	14,654	30,921

	282,800	449,592